Deferred Policy Acquisition Costs and Value of Business Acquired - DAC and VOBA Activity (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Beginning balance	$ 3,471.7		$ 3,703.8		$ 3,221.6		$ 3,666.9		$ 3,810.6
Deferrals of commissions and expenses	104.5		154.3		590.3		633.6		630.2
Amortization:
Amortization	(174.8)		(188.4)		(846.4)		(459.5)		(932.8)
Interest accrued	58.4	[1]	58.4	[1]	243.6	[1]	238.2	[1]	238.3	[1]
Net amortization included in the Consolidated Statements of Operations	(116.4)		(130.0)		(602.8)		(221.3)		(694.5)
Group reinsurance divestment									(0.8)
Change in unrealized capital gains/losses on available-for-sale securities	262.0		12.6		(432.8)		(556.0)		(669.0)
Ending balance	3,221.6		3,666.9		3,666.9		3,810.6		4,544.7
Movement Analysis Of Value of Business Acquired VOBA [Roll Forward]
Beginning balance	434.7		685.4		685.4		1,227.7		1,623.1
Deferrals of commissions and expenses	3.3		4.8		17.3		18.7		28.7
Amortization:
Amortization	(36.6)		(67.0)		(210.3)		(265.8)		(155.6)
Interest accrued	22.5	[1]	23.3	[1]	90.8	[1]	100.1	[1]	103.5	[1]
Net amortization included in Condensed Consolidated Statements of Operations	(14.1)		(43.7)		(119.5)		(165.7)		(52.1)
Change in unrealized capital gains/losses on available-for-sale securities	124.0		19.2		(148.5)		(395.3)		(372.0)
Group reinsurance divestment									0
Ending balance	547.9		665.7		434.7		685.4		1,227.7
Movement Analysis of Deferred Policy Acquisition Costs and Value of Business Acquired (VOBA) [Roll Forward]
Beginning balance	3,656.3		4,352.3		4,352.3		5,038.3		6,167.8
Deferrals of commissions and expenses	107.8		159.1		607.6		652.3		658.9
Amortization:
Amortization	(211.4)		(255.4)		(1,056.7)		(725.3)		(1,088.4)
Interest accrued	80.9	[1]	81.7	[1]	334.4	[1]	338.3	[1]	341.8	[1]
Net amortization included in Condensed Consolidated Statements of Operations	(130.5)		(173.7)		(722.3)		(387.0)		(746.6)
Change in unrealized capital gains/losses on available-for-sale securities	386.0		31.8		(581.3)		(951.3)		(1,041.0)
Group reinsurance divestment									(0.8)
Ending balance	4,019.6		4,369.5		3,656.3		4,352.3		5,038.3
Loss recognition event for DAC									149.5
Loss recognition event for VOBA									$ 9.1
Minimum
Amortization:
Deferred Policy Acquisition Costs, Interest accrued percentage	1.70%		1.50%		1.50%		2.00%		3.00%
Value of Business Acquired (VOBA), Interest accrued percentage	2.00%		2.00%		2.00%		3.00%		3.00%
Maximum
Amortization:
Deferred Policy Acquisition Costs, Interest accrued percentage	7.40%		8.00%		7.40%		8.00%		8.00%
Value of Business Acquired (VOBA), Interest accrued percentage	7.50%		7.40%		7.40%		7.00%		7.00%

[1]	Interest accrued at the following rates for DAC: 1.7% to 7.4% during 2013 and 1.5% to 8.0% during 2012. Interest accrued at the following rates for VOBA: 2.0% to 7.5% during 2013 and 2.0% to 7.4% during 2012.